UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-07705
                                                ------------------

                               Phoenix Asset Trust
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       1800 Avenue of the Stars, 2nd Floor
                          Los Angeles, California 90067
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

               Kevin J. Carr, Esq.
       Vice President, Chief Legal Officer            John H. Beers, Esq.
      Counsel and Secretary for Registrant       Vice President and Secretary
         Phoenix Life Insurance Company         Phoenix Life Insurance Company
                One American Row                       One American Row
             Hartford, CT 06103-2899                Hartford, CT 06103-2899
   --------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (860) 403-5000
                                                           ---------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2006
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.


PHOENIX ASSET TRUST (FORMERLY PHOENIX-KAYNE FUNDS)
GLOSSARY
MARCH 31, 2006

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FGIC
FINANCIAL GUARANTY INSURANCE COMPANY

FNMA OR "FANNIE MAE"
FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA
FINANCIAL SECURITY ASSURANCE, INC.

GNMA OR "GINNIE MAE"
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MBIA
MUNICIPAL BOND INSURANCE ASSOCIATION

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

XLCA
XL CAPITAL ASSURANCE

Phoenix CA Intermediate Tax-Free Bond Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                           PAR VALUE
                                                             (000)        VALUE
                                                           ---------    ----------
MUNICIPAL TAX-EXEMPT BONDS(d)--99.3%

DEVELOPMENT REVENUE--4.6%
Los Angeles County Public Works Financing
  Authority Series A 5.50%, 10/1/18 (FSA
  Insured)                                                 $     450    $  486,931
Menlo Park Community Development Agency Las
  Pulgas Community Development Project
  5.375%, 6/1/16 (AMBAC Insured)                                 250       255,693
Ontario Redevelopment Financing Authority
  Project No. 1 6.90%, 8/1/10 (MBIA Insured)                      70        79,016
Ontario Redevelopment Financing Authority
  Project No. 1 Center City & Cimarron 5.25%,
  8/1/13 (MBIA Insured)                                          500       539,205
Riverside County Redevelopment Agency Jurupa
  Valley Project Area 5.25%, 10/1/17 (AMBAC
  Insured)                                                       250       269,543
                                                                        ----------
                                                                         1,630,388
                                                                        ----------
FACILITIES REVENUE--2.5%
California State Public Works Board Series C
  5.25%, 11/1/20                                                 500       525,540
Los Angeles State Building Authority Department
  of General Services Series A 5.375%, 5/1/06                    200       200,236
Oakland State Building Authority Series A 5%,
  4/1/17 (AMBAC Insured)                                         150       155,451
                                                                        ----------
                                                                           881,227
                                                                        ----------
GENERAL OBLIGATION--16.4%
Brea Olinda Unified School District Series A 6%,
  8/1/15 (FGIC Insured)                                          150       172,766
California State 6.25%, 4/1/08                                   825       866,110
California State 5.50%, 4/1/10 (MBIA Insured)                    200       214,156
California State Unrefunded Balance - 2001
  5.25%, 6/1/16                                                   80        81,005
Desert Community College District 5%, 8/1/18
  (MBIA Insured)                                                 990     1,056,023
Grossmont Cuyamaca Community College Series
  A 5%, 8/1/19 (MBIA Insured)                                    250       263,770
Metropolitan Water District Southern California
  Series A 5.25%, 3/1/11                                         180       187,673


                                                           PAR VALUE
                                                             (000)        VALUE
                                                           ---------    ----------
GENERAL OBLIGATION--(CONTINUED)
Oakland Unified School District Alameda County
  School Improvements 5%, 8/1/16 (FSA Insured)             $     400    $  416,760
San Diego County Certificates of Participation
  5.25%, 11/1/15 (AMBAC Insured)                                 960     1,029,283
San Francisco City and County Educational
  Facilities Unified School District Series B 5.50%,
  6/15/12                                                        500       521,825
Santa Ana Unified School District 5.70%, 8/1/22
  (FGIC Insured)                                                 400       435,408
Wiseburn School District Series A 5%, 8/1/17
  (MBIA Insured)                                                 580       621,000
                                                                        ----------
                                                                         5,865,779
                                                                        ----------
GENERAL REVENUE--10.2%
California State Public Works Board 5%, 11/1/17
   (XLCA Insured)                                                460       487,628
Puerto Rico Public Finance Corp. Series A 5.25%,
  8/1/30 (AMBAC Insured)(c)                                      500       536,170
San Jose Financing Authority Convention Center
  Project Series F 5%, 9/1/15 (MBIA Insured)                   1,000     1,048,140
Santa Clara County Financing Authority Leasing
  Revenue 7.75%, 11/15/11 (AMBAC Insured)                        400       478,028
South Coast Air Quality Management District 6%,
  8/1/11 (AMBAC Insured)                                       1,000     1,101,000
                                                                        ----------
                                                                         3,650,966
                                                                        ----------
HIGHER EDUCATION REVENUE--2.3%
California Public Works Board Community
  Colleges Series A 5.25%, 12/1/13                               290       304,488
University of California Series A 5%, 5/15/10
  (AMBAC Insured)                                                500       527,880
                                                                        ----------
                                                                           832,368
                                                                        ----------
MEDICAL REVENUE--1.0%
California Health Facilities Financing Authority
  Series A 5%, 11/15/14                                          250       261,410
San Joaquin County General Hospital Project
  Certificates of Participation 5.25%, 9/1/12 (MBIA
  Insured)                                                       100       105,829
                                                                        ----------
                                                                           367,239
                                                                        ----------

Phoenix CA Intermediate Tax-Free Bond Fund

                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------    ----------
MULTIFAMILY REVENUE--1.1%
California Housing Authority Finance Agency
  Multi-Family Housing Series B 3.11%, 2/1/31         $     400    $  400,000

MUNICIPAL UTILITY DISTRICT REVENUE--10.1%
City of San Diego Public Facilities Financial
  Authority Series A 5%, 5/15/13 (AMBAC
  Insured)                                                  300       300,363
Los Angeles Wastewater System Revenue 5%,
  6/1/08 (FSA Insured)                                      375       386,329
Los Angeles Water and Power Series A A2, 5%,
  7/1/19                                                    760       801,108
Sacramento Municipal Utility District Electricity
  Revenue Series L 5.10%, 7/1/13 (AMBAC
  Insured)                                                  500       518,860
Sacramento Municipal Utility District Electricity
  Revenue Series O 5.25%, 8/15/10 (MBIA
  Insured)                                                  500       534,040
Sacramento Municipal Utility District Electricity
  Revenue Series O 5.25%, 8/15/15 (MBIA
  Insured)                                                  310       332,379
Sacramento Municipal Utility District Electricity
  Revenue Series O 5.25%, 8/15/17 (MBIA
  Insured)                                                  200       213,636
Sacramento Municipal Utility District Electricity
  Revenue Series P 5.25%, 8/15/17 (FSA
  Insured)                                                  500       532,845
                                                                   ----------
                                                                    3,619,560
                                                                   ----------
POWER REVENUE--9.5%
California State Department of Water Resource
  Power Supply Series A 5.25%, 5/1/09 (MBIA
  Insured)                                                1,000     1,049,040
City of Pasadena 5%, 6/1/17 (MBIA Insured)                  300       314,874
Los Angeles Department of Water & Power Series
  A-A-3 5.25%, 7/1/18                                       300       301,152
Northern California Power Agency Public Power
  Revenue Hydroelectric Project No. 1 Series A
  5%, 7/1/15 (MBIA Insured)                               1,000     1,040,130
Southern California Public Power Authority Series
  B 5%, 7/1/12 (FSA Insured)                                635       680,212
                                                                   ----------
                                                                    3,385,408
                                                                   ----------

                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------    ----------
PRE-REFUNDED--8.5%
California Educational Facilities Authority
  Chapman University 5.375%, 10/1/16(b)               $     250    $  257,227
Contra Costa County Home Mortgage Revenue
  7.50%, 5/1/14 (GNMA Collateralized)(b)                    500       613,490
Cypress Residential Mortgage Revenue Series B
  7.25%, 1/1/12(b)                                          200       235,714
Duarte Redevelopment Agency Single Family
  Mortgage Revenue Series A 6.875%, 11/1/11
   (FNMA Collateralized)(b)                                 300       347,229
Modesto Wastewater Treatment Facilities
  Revenue 6%, 11/1/12 (MBIA Insured)(b)                     735       830,521
San Francisco Bay Area Rapid Transit District
  Sales Tax Revenue 5.25%, 7/1/17 Prerefunded
  7/1/08 @ 101                                              320       335,114
Stockton Housing Facilities Revenue O'Connor
  Woods Project A 5.60%, 3/20/28 Prerefunded
  9/20/17 @ 100 (GNMA Collateralized)                       200       201,796
Truckee Public Financing Authority Leasing
  Revenue Series A 5.875%, 11/1/20
  Prerefunded 11/1/08 @ 102 (AMBAC Insured)                 200       215,394
                                                                   ----------
                                                                    3,036,485
                                                                   ----------
SCHOOL DISTRICT REVENUE--2.9%
Irvine Unified School District Community Facilities
  District No. 86-1 5.50%, 11/1/13 (AMBAC
  Insured)                                                1,000     1,047,670

TRANSPORTATION REVENUE--7.1%
Alameda Corridor Transportation Authority Series
  A 5.125%, 10/1/16 (MBIA Insured)                          150       158,407
Alameda Corridor Transportation Authority Series
  A 5.125%, 10/1/17 (MBIA Insured)                          125       131,964
Port of Oakland California Series I 5.60%, 11/1/19
  (MBIA Insured)                                          1,000     1,049,970
San Francisco Bay Area Rapid Transit Financing
  Authority 5.25%, 7/1/17                                   180       187,866
San Francisco City & County Airports Commission
  Second Series - Issue 10B 5.375%, 5/1/17
  (MBIA Insured)                                          1,000     1,021,430
                                                                   ----------
                                                                    2,549,637
                                                                   ----------
VETERAN REVENUE--2.6%
State of California Veterans Bonds Series 5.15%,
  12/1/14                                                   895       932,375

Phoenix CA Intermediate Tax-Free Bond Fund

                                                     PAR VALUE
                                                       (000)         VALUE
                                                     ---------    -----------
WATER & SEWER REVENUE--20.5%
California State Department of Water Resources
  Series T 5.125%, 12/1/12                           $     250    $   261,900
California State Department of Water Resources
  Series U 5.125%, 12/1/15                                  90         94,494
California State Department of Water Resources
  Series W 5.50%, 12/1/13 (FSA-CR Insured)               1,000      1,111,320
East Bay Municipal Utility District Water System
  Revenue 5.25%, 6/1/18 (MBIA Insured)                   1,035      1,105,111
El Dorado Irrigation District Certificates of
  Participation Series A 5.25%, 3/1/16 (FGIC
  Insured)                                                 365        392,963
Los Angeles Waste Water System Revenue
  Series B 5%, 6/1/14 (FGIC Insured)                       700        727,783
Metropolitan Water District of Southern California
  Series B 5%, 7/1/13                                      500        536,685
Modesto Waste Water Series A 5%, 11/1/19 (FSA
  Insured)                                                 245        259,715
Mountain View Shoreline Regional Park
  Community Series A 5.50%, 8/1/21 (MBIA
  Insured)                                               1,000      1,026,040
Redlands Financing Authority Series A 5%, 9/1/17
  (FSA Insured)                                          1,000      1,054,560
Sweetwater California Authority Water Revenue
  5.25%, 4/1/10 (AMBAC Insured)                            200        205,520
Westlands Water District Revenue Certificates of
  Participation 5.25%, 9/1/14 (MBIA Insured)               500        542,410
                                                                  -----------
                                                                    7,318,501
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $35,479,212)                                      35,517,603
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $35,479,212)                                      35,517,603(a)

Other assets and liabilities, net--0.7%                               261,536
                                                                  -----------
NET ASSETS--100.0%                                                $35,779,139
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $464,476 and gross depreciation of $426,085 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $35,479,212.

(b)   Escrowed to maturity.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) At March 31, 2006, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows:
      California 97.8%. At March 31, 2006, 78% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 37%, AMBAC 19%, and FSA 14%.

Phoenix Intermediate Bond Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                  (UNAUDITED)

                                                      PAR VALUE
                                                         (000)          VALUE
                                                     ------------    -----------
U.S. GOVERNMENT SECURITIES--20.2%

U.S. TREASURY NOTES--20.2%
U.S. Treasury Note 6%, 8/15/09                       $        600    $   621,868
U.S. Treasury Note 6.50%, 2/15/10                           4,200      4,444,620
U.S. Treasury Note 5.75%, 8/15/10                           4,400      4,561,735
U.S. Treasury Note 4.75%, 5/15/14                             600        594,938
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $10,546,917)                                         10,223,161
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--4.9%

FHLMC 7.50%, 4/1/14                                            65         68,091
FHLMC 7%, 4/1/16                                               53         54,907
FNMA 7.50%, 7/1/09                                             23         23,915
FNMA 7%, 5/1/14                                                52         53,541
FNMA 8%, 1/1/15                                                12         12,414
FNMA 8.50%, 7/1/27                                            315        338,318
GNMA 7%, 7/20/13                                               61         63,191
GNMA 8%, '21-'27                                              191        201,912
GNMA 8.50%, 12/15/22                                            2          2,102
GNMA 8.50%, 8/15/24                                            71         76,956
GNMA 8.50%, 8/15/25                                            12         13,418
GNMA 8.50%, 6/15/26                                             2          2,198
GNMA 7%, 6/15/31                                              566        590,135
GNMA 6%, 8/15/31                                              341        345,609
GNMA 6.50%, 10/15/31                                          611        633,926
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,458,716)                                           2,480,633
--------------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--27.9%

FFCB 7.125%, 11/16/15                                         500        536,246
FHLB 5.15%, 1/28/13                                           345        337,128
FHLB 6.30%, 5/13/13                                           220        223,254
FHLB 7.23%, 9/8/15                                          1,500      1,611,139
FHLB 6.05%, 3/2/16                                          1,500      1,493,799
FHLB 6%, 4/27/22                                            1,020        990,798
FHLMC 6%, 11/20/15                                          1,000        998,208
FHLMC 6.125%, 12/1/15                                       1,500      1,500,076
FHLMC 7.09%, 11/22/16                                         850        857,749
FNMA 6.375%, 6/15/09                                        1,000      1,036,889

                                                      PAR VALUE
                                                         (000)          VALUE
                                                     ------------    -----------
FNMA 6.625%, 11/15/10                                $      1,000    $ 1,060,531
FNMA 6%, 5/16/11                                              875        875,877
FNMA 6.96%, 9/5/12                                          1,063      1,087,192
FNMA 5.125%, 1/2/14                                         1,500      1,470,339
--------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $14,327,019)                                         14,079,225
--------------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS--45.5%

AEROSPACE & DEFENSE--4.6%
Boeing Capital Corp. 5.75%, 2/15/07                           815        817,693
Honeywell International, Inc. 7%, 3/15/07                   1,500      1,520,379
                                                                     -----------
                                                                       2,338,072
                                                                     -----------
BREWERS--3.0%
Anheuser-Busch Cos., Inc. 5.05%, 10/15/16                   1,600      1,533,754

CONSUMER FINANCE--7.7%
American General Finance Corp. 5.375%, 10/1/12              1,500      1,473,429
General Electric Capital Corp. Series A 4.625%,
  9/15/09                                                     800        783,585
National Rural Utilities Cooperative Finance Corp.
  7.25%, 3/1/12                                             1,500      1,622,343
                                                                     -----------
                                                                       3,879,357
                                                                     -----------
HOUSEHOLD PRODUCTS--4.2%
Colgate-Palmolive Co. 5.98%, 4/25/12                          620        642,898
Kimberly-Clark Corp. 5%, 8/15/13                            1,500      1,474,446
                                                                     -----------
                                                                       2,117,344
                                                                     -----------
HYPERMARKETS & SUPER CENTERS--3.2%
Wal-Mart Stores, Inc. 4.55%, 5/1/13                         1,700      1,618,788

INTEGRATED OIL & GAS--2.1%
Conoco Funding Co. 6.35%, 10/15/11                          1,000      1,043,871

INTEGRATED TELECOMMUNICATION SERVICES--2.4%
AT&T, Inc. 5.875%, 2/1/12                                   1,200      1,208,575

INVESTMENT BANKING & BROKERAGE--7.4%
Bear Stearns Co., Inc. 7.80%, 8/15/07                         825        852,151
Goldman Sachs Group, Inc. (The) 5.25%, 4/1/13               1,425      1,391,269
Morgan Stanley 6.60%, 4/1/12                                1,400      1,470,679
                                                                     -----------
                                                                       3,714,099
                                                                     -----------

Phoenix Intermediate Bond Fund

                                                   PAR VALUE
                                                      (000)          VALUE
                                                  ------------    -----------
LIFE & HEALTH INSURANCE--3.1%
MetLife, Inc. 6.125%, 12/1/11                     $      1,500    $ 1,549,117

OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
Heller Financial, Inc. 7.375%, 11/1/09                   1,000      1,065,130

PHARMACEUTICALS--2.7%
Johnson & Johnson 6.625%, 9/1/09                         1,300      1,363,843

RESTAURANTS--3.0%
McDonald's Corp. 6%, 4/15/11                             1,500      1,534,168
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $23,515,383)                                      22,966,118
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.5%
(IDENTIFIED COST $50,848,035)                                      49,749,137(a)

Other assets and liabilities, net--1.5%                               753,892
                                                                  -----------
NET ASSETS--100.0%                                                $50,503,029
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $116,034 and gross depreciation of $1,219,865 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $50,852,968.

Phoenix Overseas Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                  (UNAUDITED)

                                                     SHARES       VALUE
                                                   ----------   ----------
FOREIGN COMMON STOCKS(b)--96.1%

AUSTRALIA--3.1%
Rio Tinto Ltd. (Diversified Metals & Mining)(d)        23,000    1,298,323
Westpac Banking Corp. (Diversified Banks)              37,800      644,595
                                                                ----------
                                                                 1,942,918
                                                                ----------
BELGIUM--0.6%
Fortis (Other Diversified Financial Services)          11,400      407,271

FRANCE--19.1%
Air Liquide SA (Industrial Gases)(d)                    7,285    1,516,715
AXA Sponsored ADR (Multi-line Insurance)               26,824      937,767
BNP Paribas SA (Diversified Banks)                     17,000    1,579,110
Carrefour SA (Hypermarkets & Super Centers)(d)         18,100      962,929
L'Oreal SA (Personal Products)(d)                      11,100      977,932
LVMH Moet Hennessy Louis Vuitton SA
  (Apparel, Accessories & Luxury Goods)                 8,200      803,922
Sanofi-aventis (Pharmaceuticals)(d)                    15,000    1,426,961
Schneider Electric SA (Electrical Components &
  Equipment)(d)                                         7,600      820,621
Societe Generale (Diversified Banks)(d)                 6,600      992,584
Total SA Sponsored ADR (Integrated Oil & Gas)          13,506    1,779,145
                                                                ----------
                                                                11,797,686
                                                                ----------
GERMANY--6.4%
BASF AG (Diversified Chemicals)                        10,800      846,797
Henkel KGaA (Household Products)                        7,500      807,097
SAP AG (Application Software)                           5,340    1,158,430
Siemens AG (Industrial Conglomerates)                  12,000    1,120,337
                                                                ----------
                                                                 3,932,661
                                                                ----------
IRELAND--2.1%
Allied Irish Banks plc (Diversified Banks)             28,875      689,000
Bank of Ireland (Diversified Banks)                    33,400      621,307
                                                                ----------
                                                                 1,310,307
                                                                ----------
JAPAN--24.6%
Canon, Inc. (Office Electronics)                       22,000    1,456,075
Denso Corp. (Auto Parts & Equipment)                   22,600      892,863
Kao Corp. (Household Products)(d)                      38,000    1,000,850
Millea Holdings, Inc. (Property & Casualty
  Insurance)                                               64    1,266,950
Mitsubishi UFJ Financial Group, Inc. (Diversified
  Banks)                                                  103    1,575,191

                                                      SHARES       VALUE
                                                    ---------   ----------
JAPAN--(CONTINUED)
Murata Manufacturing Co. Ltd. (Electronic
  Equipment Manufacturers)                             21,000    1,422,005
Nomura Holdings, Inc. (Investment Banking &
  Brokerage)                                           37,400      834,112
Secom Co. Ltd. (Specialized Consumer
  Services)(d)                                         15,000      767,205
Shin-Etsu Chemical Co. Ltd. (Diversified
  Chemicals)                                           22,700    1,232,396
SMC Corp. (Electrical Components & Equipment)           9,800    1,527,035
Sony Corp. (Consumer Electronics)(d)                   17,300      801,062
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals)                                    12,500      712,617
TDK Corp. (Electronic Equipment
  Manufacturers)(d)                                     7,800      587,816
Toyota Motor Corp. (Automobile
  Manufacturers)(d)                                    20,100    1,098,071
                                                                ----------
                                                                15,174,248
                                                                ----------
NETHERLANDS--5.2%
ABN AMRO Holding N.V. (Diversified Banks)              28,700      860,464
Koninklijke Philips Electronics N.V. (Consumer
  Electronics)(d)                                      44,500    1,504,042
Wolters Kluwer N.V. (Publishing & Printing)            33,000      823,020
                                                                ----------
                                                                 3,187,526
                                                                ----------
NORWAY--2.0%
Statoil ASA (Integrated Oil & Gas)                     43,100    1,242,966

SINGAPORE--2.0%
DBS Group Holdings, Ltd. (Diversified Banks)(d)       120,000    1,210,508

SPAIN--3.0%
Banco Bilbao Vizcaya Argentaria SA (Diversified
  Banks)(d)                                            39,110      816,154
Telefonica SA (Integrated Telecommunication
  Services)                                            64,532    1,012,736
                                                                ----------
                                                                 1,828,890
                                                                ----------
SWITZERLAND--8.3%
Credit Suisse Group (Diversified Capital
  Markets)(d)                                          11,900      667,729
Nestle S.A. Registered Shares (Packaged Foods
  & Meats)                                              2,800      831,205
Novartis AG ADR (Pharmaceuticals)                      22,976    1,273,790

Phoenix Overseas Fund

Roche Holding AG (Pharmaceuticals)                       5,700        848,671
Swiss Reinsurance (Reinsurance)                         11,400        796,640
UBS AG Registered Shares (Diversified Capital
  Markets)                                               6,480        711,798
                                                                 ------------
                                                                    5,129,833
                                                                 ------------
UNITED KINGDOM--19.7%
BHP Billiton plc (Diversified Metals & Mining)          52,550        960,028
BP plc (Integrated Oil & Gas)                          174,750      2,006,876
BT Group plc (Integrated Telecommunication
  Services)                                            233,275        899,752
Diageo plc (Distillers & Vintners)                      46,800        737,082
GlaxoSmithKline plc (Pharmaceuticals)                   68,273      1,785,202
HBOS plc (Diversified Banks)                            43,000        717,949
Kingfisher plc (Home Improvement Retail)               216,000        898,796
Lloyds TSB Group plc (Diversified Banks)                67,610        646,651
Reed Elsevier plc (Publishing & Printing)               99,100        950,418
Reuters Group plc (Publishing & Printing)               87,000        599,328
Royal Bank of Scotland Group plc (Diversified
  Banks)                                                28,000        911,166
Tesco plc (Food Retail)                                 98,700        565,891
Vodafone Group plc Sponsored ADR (Wireless
  Telecommunication Services)(d)                        24,050        502,645
                                                                 ------------
                                                                   12,181,784
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $41,276,594)                                      59,346,598
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.1%
(IDENTIFIED COST $41,276,594)                                      59,346,598
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--22.6%

MONEY MARKET MUTUAL FUNDS--18.3%
State Street Navigator Prime Portfolio (4.814%
  seven day effective yield)(c)                     11,272,440     11,272,440

                                                   PAR VALUE
                                                     (000)         VALUE
                                                  ------------   ------------
COMMERCIAL PAPER(e)--4.3%
Merrill Lynch & Co. 4.82%, 4/3/06                 $        814        813,782

UBS Americas, Inc. 4.83%, 4/3/06                         1,857      1,856,502
                                                                 ------------
                                                                    2,670,284
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $13,942,724)                                      13,942,724
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--118.7%
(IDENTIFIED COST $55,219,318)                                      73,289,322(a)

Other assets and liabilities, net--(18.7)%                        (11,556,254)
                                                                 ------------
  NET ASSETS--100.0%                                             $ 61,733,068
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $18,158,965 and gross depreciation of $188,865 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $55,319,222.

(b) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(c) Represents security purchased with cash collateral received for securities on loan.

(d)   All or a portion of security is on loan.

(e)   The rate shown is the discount rate.

Phoenix Overseas Fund

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Apparel, Accessories & Luxury Goods                          1.4%
Application Software                                         1.9
Auto Parts & Equipment                                       1.5
Automobile Manufacturers                                     1.8
Distillers & Vintners                                        1.2
Diversified Banks                                           19.0
Diversified Capital Markets                                  1.2
Diversified Chemicals                                        3.5
Diversified Metals & Mining                                  3.8
Electrical Components & Equipment                            4.0
Electronic Equipment Manufacturers                           3.4
Food Retail                                                  1.0
Home Improvement Retail                                      1.5
Household Appliances                                         1.3
Household Products                                           1.7
Hypermarkets & Super Centers                                 1.6
Industrial Conglomerates                                     4.4
Industrial Gases                                             2.6
Integrated Oil & Gas                                         8.5
Integrated Telecommunication Services                        3.2
Investment Banking & Brokerage                               1.4
Multi-Sector Holdings                                        1.8
Multi-line Insurance                                         1.6
Office Electronics                                           2.5
Packaged Foods & Meats                                       1.4
Personal Products                                            3.0
Pharmaceuticals                                             10.2
Property & Casualty Insurance                                3.5
Publishing & Printing                                        4.0
Specialized Consumer Services                                1.3
Wireless Telecommunication Services                          0.8
                                                          ------
                                                           100.0%
                                                          ======

Phoenix Rising Dividends Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       ---------   ----------
DOMESTIC COMMON STOCKS--99.1%

AIR FREIGHT & LOGISTICS--1.8%
United Parcel Service, Inc. Class B                       22,700   $1,801,926

ASSET MANAGEMENT & CUSTODY BANKS--1.5%
State Street Corp.                                        24,500    1,480,535

COMPUTER HARDWARE--4.5%
Diebold, Inc.(c)                                          42,300    1,738,530
International Business Machines Corp.                     33,010    2,722,335
                                                                   ----------
                                                                    4,460,865
                                                                   ----------
DATA PROCESSING & OUTSOURCED SERVICES--4.0%
Automatic Data Processing, Inc.                           43,830    2,002,154
Paychex, Inc.                                             46,900    1,953,854
                                                                   ----------
                                                                    3,956,008
                                                                   ----------
DIVERSIFIED BANKS--4.2%
U.S. Bancorp                                              53,300    1,625,650
Wells Fargo & Co.                                         40,080    2,559,910
                                                                   ----------
                                                                    4,185,560
                                                                   ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.0%
Cintas Corp.                                              46,600    1,986,092

ELECTRIC UTILITIES--1.5%
Southern Co. (The)                                        45,000    1,474,650

FOOTWEAR--2.1%
NIKE, Inc. Class B                                        25,100    2,136,010

HEALTH CARE EQUIPMENT--3.7%
Biomet, Inc.                                              47,100    1,672,992
Medtronic, Inc.                                           39,700    2,014,775
                                                                   ----------
                                                                    3,687,767
                                                                   ----------
HOME IMPROVEMENT RETAIL--2.6%
Home Depot, Inc. (The)                                    60,750    2,569,725

HOUSEHOLD PRODUCTS--3.2%
Procter & Gamble Co. (The)                                55,500    3,197,910

HYPERMARKETS & SUPER CENTERS--4.8%
Costco Wholesale Corp.                                    33,900    1,836,024
Wal-Mart Stores, Inc.                                     63,100    2,980,844
                                                                   ----------
                                                                    4,816,868
                                                                   ----------

                                                        SHARES       VALUE
                                                       ---------   ----------
INDUSTRIAL CONGLOMERATES--6.4%
3M Co.                                                    27,500   $2,081,475
General Electric Co.                                     122,560    4,262,637
                                                                   ----------
                                                                    6,344,112
                                                                   ----------
INDUSTRIAL MACHINERY--1.5%
Illinois Tool Works, Inc.                                 16,120    1,552,517

INTEGRATED OIL & GAS--8.5%
Chevron Corp.                                             37,800    2,191,266
ConocoPhillips                                            34,800    2,197,620
Exxon Mobil Corp.                                         67,840    4,128,742
                                                                   ----------
                                                                    8,517,628
                                                                   ----------
INTEGRATED TELECOMMUNICATION SERVICES--2.7%
AT&T, Inc.                                               100,500    2,717,520

INVESTMENT BANKING & BROKERAGE--2.6%
Morgan Stanley                                            41,200    2,588,184

LIFE & HEALTH INSURANCE--3.1%
AFLAC, Inc.                                               36,500    1,647,245
MetLife, Inc.                                             30,400    1,470,448
                                                                   ----------
                                                                    3,117,693
                                                                   ----------
MULTI-LINE INSURANCE--3.0%
American International Group, Inc.                        45,300    2,993,877

OIL & GAS EXPLORATION & PRODUCTION--1.1%
Apache Corp.                                              16,100    1,054,711

OTHER DIVERSIFIED FINANCIAL SERVICES--5.0%
Bank of America Corp.                                     53,800    2,450,052
Citigroup, Inc.                                           54,100    2,555,143
                                                                   ----------
                                                                    5,005,195
                                                                   ----------
PERSONAL PRODUCTS--1.7%
Avon Products, Inc.                                       53,500    1,667,595

PHARMACEUTICALS--8.0%
Johnson & Johnson                                         68,670    4,066,637
Pfizer, Inc.                                             157,500    3,924,900
                                                                   ----------
                                                                    7,991,537
                                                                   ----------
PUBLISHING & PRINTING--2.1%
Gannett Co., Inc.                                         34,600    2,073,232

REGIONAL BANKS--1.5%
Synovus Financial Corp.                                   56,200    1,522,458

Phoenix Rising Dividends Fund

                                                      SHARES           VALUE
                                                   ------------    -------------
SEMICONDUCTORS--5.3%
Intel Corp.                                             145,600    $   2,817,360
Linear Technology Corp.                                  70,700        2,480,156
                                                                   -------------
                                                                       5,297,516
                                                                   -------------
SOFT DRINKS--4.6%
Coca-Cola Co. (The)                                      58,760        2,460,281
PepsiCo, Inc.                                            36,500        2,109,335
                                                                   -------------
                                                                       4,569,616
                                                                   -------------
SPECIALTY CHEMICALS--2.5%
Sigma-Aldrich Corp.(c)                                   38,000        2,500,020

SYSTEMS SOFTWARE--3.6%
Microsoft Corp.                                         133,880        3,642,875
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $92,953,768)                                         98,910,202
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $92,953,768)                                         98,910,202
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--5.2%

MONEY MARKET MUTUAL FUNDS--4.4%
State Street Navigator Prime Portfolio (4.814%
  seven day effective yield)(b)                       4,341,600        4,341,600

                                                    PAR VALUE
                                                      (000)            VALUE
                                                   ------------    -------------
COMMERCIAL PAPER(D)--0.8%
UBS Americas, Inc. 4.83%, 4/3/06                   $        791          790,788
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,132,388)                                           5,132,388
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--104.3%
(IDENTIFIED COST $98,086,156)                                        104,042,590(a)

Other assets and liabilities, net--(4.3)%                             (4,269,634)
                                                                   -------------
NET ASSETS--100.0%                                                 $  99,772,956
                                                                   =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,641,851 and gross depreciation of $2,675,332 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $99,076,071.

(b) Represents security purchased with cash collateral received for securities on loan.

(c)   All or a portion of security is on loan.

(d)   The rate shown is the discount rate.

Phoenix Small-Mid Cap Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------   -------------
DOMESTIC COMMON STOCKS--99.4%

ADVERTISING--2.5%
Catalina Marketing Corp.(d)                               146,010   $   3,372,831

AIR FREIGHT & LOGISTICS--3.2%
Pacer International, Inc.(d)                              133,000       4,346,440

APPLICATION SOFTWARE--9.2%
FactSet Research Systems, Inc.(d)                          38,075       1,688,626
Fair Isaac Corp.(d)                                       116,585       4,619,098
Jack Henry & Associates, Inc.(d)                          265,815       6,079,189
                                                                    -------------
                                                                       12,386,913
                                                                    -------------
ASSET MANAGEMENT & CUSTODY BANKS--4.6%
Eaton Vance Corp.(d)                                      228,508       6,256,549

CONSUMER FINANCE--2.7%
World Acceptance Corp.(b)                                 132,800       3,638,720

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--7.1%
Cintas Corp.                                               53,565       2,282,940
Copart, Inc.(b)(d)                                        176,500       4,844,925
Equifax, Inc.(d)                                           67,885       2,528,038
                                                                    -------------
                                                                        9,655,903
                                                                    -------------
ELECTRONIC EQUIPMENT MANUFACTURERS--3.3%
Mettler-Toledo International, Inc.(b)                      75,000       4,525,500

ENVIRONMENTAL & FACILITIES SERVICES--3.8%
ABM Industries, Inc.(d)                                   112,530       2,157,200
Stericycle, Inc.(b)(d)                                     43,400       2,934,708
                                                                    -------------
                                                                        5,091,908
                                                                    -------------
GENERAL MERCHANDISE STORES--2.6%
99 Cents Only Stores(b)(d)                                260,000       3,525,600

HEALTH CARE EQUIPMENT--4.4%
Diagnostic Products Corp.(d)                              125,700       5,987,091

HOMEFURNISHING RETAIL--4.2%
Rent-A-Center, Inc.(b)                                    221,250       5,661,787

HOUSEHOLD PRODUCTS--2.7%
Church & Dwight Co., Inc.                                  98,000       3,618,160

INDUSTRIAL CONGLOMERATES--2.7%
Teleflex, Inc.                                             50,610       3,625,194


                                                        SHARES          VALUE
                                                    -------------   -------------
INDUSTRIAL MACHINERY--2.8%
Donaldson Co., Inc.(d)                                    110,200   $   3,723,658

INSURANCE BROKERS--2.3%
Brown & Brown, Inc.(d)                                     95,600       3,173,920

IT CONSULTING & OTHER SERVICES--4.1%
SRA International, Inc. Class A(b)(d)                     148,000       5,584,040

LIFE & HEALTH INSURANCE--3.6%
StanCorp Financial Group, Inc.                             89,000       4,815,790

OFFICE ELECTRONICS--2.6%
Zebra Technologies Corp. Class A(b)(d)                     79,300       3,546,296

OIL & GAS EQUIPMENT & SERVICES--5.5%
Universal Compression Holdings, Inc.(b)(d)                146,000       7,397,820

PAPER PACKAGING--3.8%
Bemis Co., Inc.(d)                                        162,944       5,145,772

PROPERTY & CASUALTY INSURANCE--2.7%
Cincinnati Financial Corp.(d)                              85,674       3,604,305

REGIONAL BANKS--5.1%
UCBH Holdings, Inc.(d)                                    365,000       6,905,800

REINSURANCE--3.4%
Reinsurance Group of America, Inc.(d)                      98,600       4,662,794

SEMICONDUCTORS--4.5%
Microchip Technology, Inc.(d)                             168,000       6,098,400

SPECIALIZED CONSUMER SERVICES--3.8%
Regis Corp.(d)                                            147,000       5,068,560

SPECIALTY CHEMICALS--2.2%
Valspar Corp. (The)(d)                                    109,040       3,038,945
---------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $97,765,930)                                         134,458,696
---------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $97,765,930)                                         134,458,696
---------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--19.9%

MONEY MARKET MUTUAL FUNDS--19.3%
State Street Navigator Prime Portfolio (4.814%
  seven day effective yield)(c)                        26,179,255      26,179,255

Phoenix Small-Mid Cap Fund

                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------   -------------
COMMERCIAL PAPER(e)--0.6%
UBS Americas, Inc. 4.83%, 4/3/06                   $     778   $     777,791
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $26,957,046)                                     26,957,046
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--119.3%
(IDENTIFIED COST $124,722,976)                                   161,415,742(a)

Other assets and liabilities, net--(19.3)%                       (26,137,784)
                                                               -------------
NET ASSETS--100.0%                                             $ 135,277,958
                                                               =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $ 36,692,766 and gross depreciation of $0 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $124,722,976.

(b)   Non-income producing.

(c) Represents security purchased with cash collateral received for securities on loan.

(d)   All or a portion of security is on loan.

(e)   The rate shown is the discount rate.

PHOENIX ASSET TRUST (FORMERLY PHOENIX-KAYNE FUNDS)
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Asset Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

E. SECURITY LENDING

      Certain Funds loan securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Fund. Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

PHOENIX ASSET TRUST (FORMERLY PHOENIX-KAYNE FUNDS)
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED) (CONTINUED)

NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

      The CA Intermediate Tax-Free Bond Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities, than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issues of California municipal securities to pay principal and interest on their obligations.

      At March 31, 2006, the CA Intermediate Tax-Free Bond Fund was 99% invested in Municipal Tax-Exempt securities, of which 98% was issued by California state municipalities.

      At March 31, 2006, the Intermediate Bond Fund held $26,783,019 in investments issued by the U.S. Government, comprising 53% of the total net assets of the Fund.

NOTE 3--MERGERS

      The Board of Trustees has unanimously approved the merger of the Phoenix Intermediate Bond Fund with and into the Phoenix Bond Fund of the Phoenix Opportunities Trust. Pursuant to an Agreement and Plan of Reorganization (the "Agreement") approved by the Board the Phoenix Intermediate Bond Fund will transfer all or substantially all of its assets to the Phoenix Bond Fund, in exchange for shares of the Phoenix Bond Fund and the assumption by Phoenix Bond Fund of all the liabilities of the Phoenix Intermediate Bond Fund. Following the exchange, the Phoenix Intermediate Bond Fund will distribute the shares of the Phoenix Bond Fund to its shareholders pro rata, in liquidation of the Phoenix Intermediate Bond Fund. The merger will take place on or about May 19, 2006.

      The Board of Trustees has unanimously approved the merger of the Phoenix Overseas Fund with and into the Phoenix Foreign Opportunities Fund of the Phoenix Adviser Trust. Pursuant to an Agreement and Plan of Reorganization (the "Agreement") approved by the Board the Phoenix Overseas Fund will transfer all or substantially all of its assets to the Phoenix Foreign Opportunities Fund, in exchange for shares of the Phoenix Foreign Opportunities Fund and the assumption by Phoenix Foreign Opportunities Fund of all the liabilities of the Phoenix Overseas Fund. Following the exchange, the Phoenix Overseas Fund will distribute the shares of the Phoenix Foreign Opportunities Fund to its shareholders pro rata, in liquidation of the Phoenix Overseas Fund. The merger will take place on or about May 19, 2006.


ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Asset Trust
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date May 25, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date May 25, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer and Treasurer (principal financial officer)

Date May 23, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.